Northern Lights Fund Trust III

(See Schedule A for each “Fund” and collectively the “Funds”)

each a series of Northern Lights Fund Trust III (the “Trust”)

Supplement dated June 2, 2023
to the Statements of Additional Information (“SAIs”) effective at various dates (see Schedule A)

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Effective May 25, 2023, Brian Curley has been appointed as President and Principal Executive Officer of the Trust, Timothy Burdick has been appointed as Vice President of the Trust, and Richard Gleason has been appointed as Treasurer and Principal Accounting Officer of the Trust. Any reference to Eric D. Kane and Richard Malinowski should be disregarded.

The following table replaces information related to the Officers of the Trust in the section entitled “Management” within the SAI for each series listed in Schedule A:

Officers of the Trust

Name, Address, Year of Birth	Position Held with Registrant	Length of Service and Term	Principal Occupation(s) During Past 5 Years
Brian Curley 1970	President	Since May 2023, indefinite	Vice President, Ultimus Fund Solutions, LLC (since 2020); Vice President, Gemini Fund Services, LLC (2015-2020).
Timothy Burdick 1986	Vice President	Since May 2023, indefinite	Vice President and Managing Counsel, Ultimus Fund Solutions, LLC (2022 – present); Assistant Vice President and Counsel, Ultimus Fund Solutions, LLC (2019 – 2022); Senior Program Compliance Manager, CJ Affiliate (2016 – 2019).
Richard Gleason 1977	Treasurer	Since May 2023, indefinite	Assistant Vice President, Ultimus Fund Solutions, LLC (since 2020); Assistant Vice President, Gemini Fund Services, LLC (2015-2020).
Viktoriya Pallino 1995	Secretary	Since August 2022, indefinite	Senior Legal Administrator, Ultimus Fund Solutions, LLC (since 2023); Legal Administrator II, Ultimus Fund Solutions, LLC (2021-2023); Legal Administrator I, Ultimus Fund Solutions, LLC (2019-2021); Legal Administration Associate, Gemini Fund Services, LLC (2017-2019).
William Kimme 1962	Chief Compliance Officer	Since February 2012, indefinite	Senior Compliance Officer of Northern Lights Compliance Services, LLC (since 2011).

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You should read this Supplement in conjunction with the Funds’ SAI as dated in Schedule A. This Supplement provides information that you should know about the Funds before investing and has been filed with the Securities and Exchange Commission. This Supplement is available upon request and without charge by calling the Funds toll-free at the respective Funds’ number listed in Schedule A.

Please retain this Supplement for future reference.

SCHEDULE A

(each a “Fund” and collectively the “Funds”)

each a series of Northern Lights Fund Trust III

Series	Effective Date of SAI	Toll Free Number

Absolute Capital Asset Allocator Fund

Class A Shares AAMAX

Institutional Class Shares AAMIX

Investor Class Shares AAMCX

Absolute Capital Defender Fund

Class A Shares ACMAX

Institutional Class Shares ACMIX

Investor Class Shares ACMDX

	February 1, 2023	1-877-594-1249
Boyd Watterson Limited Duration Enhanced Income Fund Class A Shares BWDAX Class C Shares BWDCX Class I Shares BWDIX Class I2 Shares BWDTX	November 1, 2022	1-877-345-9597
Centerstone International Fund Class A Shares CSIAX Class C Shares CSINX Class I Shares CINTX Centerstone Investors Fund Class A Shares CETAX Class C Shares CENNX Class I Shares CENTX	August 1, 2022	1-877-314-9006

Counterpoint Tactical Equity Fund

Class A Shares CPAEX

Class C Shares CPCEX

Class I Shares CPIEX

Counterpoint Tactical Income Fund

Class A Shares CPATX

Class C Shares CPCTX

Class I Shares CPITX

Counterpoint Tactical Municipal Fund

Class A Shares TMNAX

Class C Shares TMNCX

Class I Shares TMNIX

	February 1, 2023	1-844-273-8637
CP High Yield Trend ETF (HYTR)	May 1, 2023	1-844-509-2775
FPA Global Equity ETF (FPAG)	February 1, 2023	1-800-982-4372
HCM Defender 100 Index ETF (QQH) HCM Defender 500 Index ETF (LGH)	November 1, 2022	1-770-642-4902

HCM Dividend Sector Plus Fund

Class A Shares HCMNX

Class A1 Shares HCMWX

Class I Shares HCMQX

Investor Class Shares HCMPX

HCM Income Plus Fund

Class A Shares HCMEX

Class I Shares HCMLX

Investor Class Shares HCMKX

HCM Tactical Growth Fund

Class A Shares HCMGX

Class I Shares HCMIX

Investor Class Shares HCMDX

	November 1, 2022	1-855-969-8464
HCM Dynamic Income Fund Class A Shares HCMBX Class I Shares HCMUX Investor Class Shares HCMFX	June 14, 2022	1-855-969-8464
Issachar Fund Class N Shares LIONX Class I Shares LIOTX	February 1, 2023	1-866-787-8355
Newfound Risk Managed U.S. Growth Fund Class I Shares NFDIX	August 1, 2022	1-855-394-9777
Persimmon Long/Short Fund Class I Shares LSEIX	February 1, 2023	1-855-233-8300
Pinnacle Multi-Strategy Core Fund Class A Shares APSHX Class C Shares CPSHX Class I Shares IPSHX	May 19, 2023	1-888-985-9830
RESQ Strategic Income Fund Class A Shares RQIAX Class I Shares RQIIX Class C Shares RQICX RESQ Dynamic Allocation Fund Class A Shares RQEAX Class I Shares RQEIX Class C Shares RQECX	February 1, 2023	1-877-940-2526

Swan Defined Risk Fund

Class A Shares SDRAX

Class C Shares SDRCX

Class I Shares SDRIX

Swan Defined Risk Emerging Markets Fund

Class A Shares SDFAX

Class C Shares SDFCX

Class I Shares SDFIX

Swan Defined Risk Foreign Fund

Class A Shares SDJAX

Class C Shares SDJCX

Class I Shares SDJIX

Swan Defined Risk U.S. Small Cap Fund

Class A Shares SDCAX

Class C Shares SDCCX

Class I Shares SDCIX

Swan Defined Risk Growth Fund

Class A Shares SDAAX

Class C Shares SDACX

Class I Shares SDAIX

	November 1, 2022	1-877-896-2590
The Covered Bridge Fund Class A Shares TCBAX Class I Shares TCBIX	February 1, 2023	1-855-525-2151
The Teberg Fund (TEBRX)	August 1, 2022	1-866-209-1964